Horizon Kinetics Japan Owner Operator ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 93.0%		Shares	Value
Advertising - 3.0%
Starts Publishing Corp.		21,700	$646,511

Commercial Services - 12.8%
Digital Garage, Inc.		15,200	372,062
KeePer Technical Laboratory Co. Ltd.		31,000	785,049
M&A Capital Partners Co. Ltd.		31,000	672,749
Net Protections Holdings, Inc. (a)		6,400	38,179
Visional, Inc. (a)		12,400	949,616
			2,817,655

Computers - 11.5%
Finatext Holdings Ltd. (a)		99,200	865,821
Internet Initiative Japan, Inc.		31,000	549,640
ULS Group, Inc.		217,000	1,112,293
			2,527,754

Electric - 4.0%
Hikari Tsushin, Inc.		3,100	866,493

Electronics - 8.6%
Furuno Electric Co. Ltd.		43,400	1,663,297
Macnica Holdings, Inc.		15,500	215,469
			1,878,766

Entertainment - 6.0%
IG Port, Inc.		58,900	612,191
Tsuburaya Fields Holdings, Inc.		46,500	712,842
			1,325,033

Food - 2.4%
Kotobuki Spirits Co. Ltd.		43,400	533,372

Internet - 5.2%
Ceres, Inc.		21,700	376,299
M3, Inc.		31,000	500,836
U-Next Holdings Co. Ltd.		18,600	271,787
			1,148,922

Leisure Time - 4.0%
Yonex Co. Ltd.		34,100	875,099

Lodging - 4.3%
Resorttrust, Inc.		74,400	946,089

Machinery-Diversified - 7.7%
Furyu Corp.		89,900	671,427
Japan Elevator Service Holdings Co. Ltd.		80,600	1,024,384
			1,695,811

Media - 3.4%
AlphaPolis Co. Ltd.		68,200	736,099

Retail - 5.8%
Pan Pacific International Holdings Corp.		124,000	818,634
Transaction Co. Ltd.		55,800	456,042
			1,274,676

Software - 11.4%
OBIC Business Consultants Co. Ltd.		12,400	764,059
Oro Co. Ltd.		49,600	880,263
Sega Sammy Holdings, Inc.		27,900	588,661
Smaregi, Inc.		13,000	263,195
			2,496,178

Toys/Games/Hobbies - 2.9%
Sanrio Co. Ltd.		9,300	437,717
Tomy Co. Ltd.		9,300	201,510
			639,227
TOTAL COMMON STOCKS (Cost $19,835,562)			20,407,685

TOTAL INVESTMENTS - 93.0% (Cost $19,835,562)			20,407,685
Money Market Deposit Account - 6.5% (b)			1,423,710
Other Assets in Excess of Liabilities - 0.5%			111,356
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$21,942,751

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025, was 3.99%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Horizon Kinetics Japan Owner Operator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,407,685	$–	$–	$20,407,685
Total Investments	$20,407,685	$–	$–	$20,407,685

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

Japan	$20,407,685	93.0%
Other Assets in Excess of Liabilities	1,535,066	7.0
	$21,942,751	100.0%